Share Capital (Schedule of Number and Weighted Average Exercise Prices of Option) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Weighted Average Exercise Price
Outstanding at the beginning	$ 0.15
Exercise	0.55
Forfeited	0.11
Granted	0.06
Outstanding at the end	$ 0.14	$ 0.15
Number of options
Outstanding at the beginning	32,050,300
Exercise	(62,500)
Forfeited	(2,282,620)
Granted	4,761,520
Outstanding at the end	34,466,700	32,050,300
Weighted Average Remaining Contractual Life in Years
Outstanding	6 years 7 months 6 days	7 years 4 months 2 days
Granted	9 years 9 months 18 days